CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and due from banks	$ 36,994	$ 35,238
Interest bearing deposits	17,744	47,956
Cash and Cash Equivalents	54,738	83,194
Interest bearing deposits - time	2,739	5,591
Trading securities	455	410
Securities available for sale	522,925	610,616
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	15,543	15,543
Loans held for sale, carried at fair value	39,436	35,946
Payment plan receivables and other assets held for sale	0	33,360
Loans
Commercial	853,260	804,017
Mortgage	849,530	538,615
Installment	316,027	265,616
Total Loans	2,018,817	1,608,248
Allowance for loan losses	(22,587)	(20,234)
Net Loans	1,996,230	1,588,014
Other real estate and repossessed assets	1,643	5,004
Property and equipment, net	39,149	40,175
Bank-owned life insurance	54,572	54,033
Deferred tax assets, net	15,089	32,818
Capitalized mortgage loan servicing rights	15,699
Capitalized mortgage loan servicing rights		13,671
Other intangibles	1,586	1,932
Accrued income and other assets	29,551	28,643
Total Assets	2,789,355	2,548,950
Deposits
Non-interest bearing	768,333	717,472
Savings and interest-bearing checking	1,064,391	1,015,724
Reciprocal	50,979	38,657
Time	374,872	453,866
Brokered time	141,959	0
Total Deposits	2,400,534	2,225,719
Other borrowings	54,600	9,433
Subordinated debentures	35,569	35,569
Other liabilities held for sale	0	718
Accrued expenses and other liabilities	33,719	28,531
Total Liabilities	2,524,422	2,299,970
Commitments and contingent liabilities
Shareholders' Equity
Preferred stock, no par value, 200,000 shares authorized; none issued or outstanding	0	0
Common stock, no par value, 500,000,000 shares authorized; issued and outstanding: 21,333,869 shares at December 31, 2017 and 21,258,092 shares at December 31, 2016	324,986	323,745
Accumulated deficit	(54,054)	(65,657)
Accumulated other comprehensive loss	(5,999)	(9,108)
Total Shareholders' Equity	264,933	248,980
Total Liabilities and Shareholders' Equity	$ 2,789,355	$ 2,548,950